PIMCO ETF Trust

Supplement Dated July 30, 2021 to the Actively Managed Exchange-Traded Funds Prospectus

dated October 30, 2020, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini. Accordingly, effective immediately, the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is renamed “Investment Adviser/Portfolio Managers”, and the paragraph in that section is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini. Mr. Schneider is a Managing Director of PIMCO, and he has managed the Fund since its inception in November 2009. Mr. Wittkop is an Executive Vice President of PIMCO, and he has managed the Fund since July 2021. Mr. Chiaverini is a Senior Vice President of PIMCO, and he has managed the Fund since July 2021.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Active Bond
Exchange-Traded Fund

PIMCO Enhanced Low
Duration Active
Exchange-Traded Fund

PIMCO Enhanced Short
Maturity Active ESG
Exchange-Traded Fund

PIMCO Enhanced Short
Maturity Active
Exchange-Traded Fund

PIMCO Government Limited
Maturity Active
Exchange-Traded Fund

PIMCO Prime Limited
Maturity Active
Exchange-Traded Fund

	Jerome Schneider	5/17 1/14 12/19* 11/09* * *

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008 as a portfolio manager and finance specialist. Since 2011, he has served as the head of the short-term and funding desk. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Nathan Chiaverini	12/19* 7/21

Senior Vice President, PIMCO. Mr. Chiaverini is a portfolio manager on the short-term desk. Prior to joining PIMCO in 2012, he was a vice president and portfolio manager at BlackRock, focusing on institutional multi-sector portfolios. Prior to this, he held trading and strategy research positions within interest rate derivatives and mortgage-backed securities at Barclays Capital. He has investment experience since 2004 and holds a bachelor’s degree in economics and history from the University of Colorado and an MBA in analytic finance and economics from the University of Chicago Booth School of Business.

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Andrew Wittkop	12/19* 7/21

Executive Vice President, PIMCO. Mr. Wittkop is a portfolio manager focusing on Treasury bonds, agencies and interest rate derivatives. He previously worked on the real return desk. Prior to that, he was a portfolio analyst with the global portfolio management team and a product manager for absolute return strategies. He has investment experience since 2001 and holds an MBA from Stern School of Business at New York University and an undergraduate degree from the University of California, Los Angeles.

*	Inception of the Fund

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_073021

PIMCO ETF Trust

Supplement Dated July 30, 2021 to the Statement of Additional Information

dated October 30, 2020, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective July 30, 2021, the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Chiaverini	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund[3]	$50,001-$100,000
Wittkop	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund[8]	None

[3]

Effective July 30, 2021, Mr. Chiaverini co-manages the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund. Information for Mr. Chiaverini regarding the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund is as of June 30, 2021.

[8]

Effective July 30, 2021, Mr. Wittkop co-manages the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund. Information for Mr. Wittkop regarding the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund is as of June 30, 2021.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_073021